Going Concern (Brooklyn ImmunoTherapeutics, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Going Concern
3.	going concern uncertainty

In connection with preparing its financial statements as of and for the three and six months ended June 30, 2020, the Company’s management evaluated whether there are conditions or events, considered in the aggregate, that are known and reasonably knowable that would raise substantial doubt about the Company’s ability to continue as a going concern through twelve months after the date that such financial statements are issued. During the three and six months ended June 30, 2020, the Company incurred a net loss of $2,023,000 and $3,241,000, respectively. As of June 30, 2020, the Company had $2,234,000 of unrestricted cash and total debt outstanding of $3,250,000. The total debt outstanding consists of $1,625,000 of principal outstanding under each of the Company’s term loan with Avidbank and the loan the Company received in April 2020 under the Paycheck Protection Program.

As a result of the impact of the COVID-19 pandemic on the Company’s business and taking into account its current financial condition and its existing sources of projected revenue and its projected subscription revenue, advertising revenue and cash flows from operations, the Company believes it will have sufficient cash resources to pay forecasted cash outlays only through October 2020, assuming Avidbank does not take actions to foreclose on the Company’s assets in the event the Company becomes out of compliance with its financial covenants, and the Company is able to continue to successfully manage its working capital deficit by managing the timing of payments to its vendors and other third parties.

Based on the factors described above, management concluded that there is substantial doubt regarding the Company’s ability to continue as a going concern through the twelve month period subsequent to the issuance date of these financial statements. Management’s plans for addressing the liquidity shortfall include continuing efforts to raise additional capital through equity financings and alternative sources of debt. However, there can be no assurances that the Company will be able to raise sufficient capital when needed, on acceptable terms, or at all. In light of the substantial doubt regarding the Company’s ability to continue as a going concern through the twelve month period subsequent to the issuance date of these financial statements, the Company’s board of directors and its strategic committee continues to explore and evaluate strategic alternatives focused on maximizing shareholder value.

The accompanying condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

2.	Going Concern Uncertainty

In connection with preparing its financial statements as of and for the year ended December 31, 2019, the Company’s management evaluated whether there are conditions or events, considered in the aggregate, that are known and reasonably knowable that would raise substantial doubt about the Company’s ability to continue as a going concern through twelve months after the date that such financial statements are issued. During the year ended December 31, 2019, the Company incurred a net loss of $2,047,000, and as a result of the debt reclassification described below, the Company’s current liabilities exceeded its current assets at December 31, 2019 by $25,000. As of December 31, 2019, the Company had $3,209,000 of unrestricted cash and total debt outstanding of $2,750,000, which was the outstanding principal balance of the Company’s term loan with Avidbank. Under the terms of the amendment to the Company’s loan and security agreement that the Company entered into with Avidbank on March 12, 2020, during 2020 the Company will be required to make monthly payments that, if made in accordance with their terms, will result in the Company paying off the term loan by December 31, 2020. Based on this amendment, $1,750,000 of debt outstanding has been reclassified as a current liability in the accompanying balance sheet at December 31, 2019. As a result of the foregoing, and taking into account the Company’s current financial condition, the Company’s management concluded there is substantial doubt about the Company’s ability to continue as a going concern through March 19, 2021.

Since January 1, 2020, the Company has reduced headcount by approximately $2.2 million in annualized salaries and implemented measures to preserve capital. The Company may implement additional measures designed to reduce operating expenses and/or preserve capital. The Company needs to raise capital to meet its debt service obligations to Avidbank and to fund its working capital needs. The Company continues to explore and evaluate opportunities to raise capital, including through equity financings, alternative sources of debt, or strategic transactions, which may include selling a portion or all of the Company’s assets. However, none of these potential sources of capital are currently assured, and the actions to reduce operating expenses the Company has implemented may not sufficiently mitigate the conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern through March 19, 2021. See ITEM 1A. “Risk Factors” in Part I of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019 (the “2019 10K”).

In addition, any actions the Company took or may take to reduce planned capital expenses or operational cash uses may not cover shortfalls in available funds and may negatively impact the Company’s ability to effectively manage, operate and grow its business, to introduce new offerings to its customers, to increase market awareness and encourage the adoption of the Buzztime brand and the Buzztime network, to retain customers, and to generate revenue. See ITEM 1A. “Risk Factors” in Part I of the 2019 10-K.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

Brooklyn Immunotherapeutics, LLC [Member]
Going Concern
NOTE 2	GOING CONCERN

The Company has incurred net losses since its inception, and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. As of June 30, 2020, the Company had cash and cash equivalents of $5,186,675 and an accumulated deficit of $13,994,184. During the six months ended June 30, 2020, the Company received $3,858,750 cash proceeds from the sale of members’ equity.

On August 12, 2020, the Company signed a Merger Agreement with NTN Buzztime, Inc, a publicly listed company on NYSE American. Pursuant to the Merger Agreement, certain beneficial holders of BITX’s Class A membership interests entered contractual commitments to invest $10 million into BITX prior to the closing of the Merger (refer to Note 12 – Subsequent Events for more details).

The Company believes that assuming the Merger is completed and the Company receives the Required Funds (as defined in Note 12) referenced above, the Company will have sufficient resources to support its operations for at least the next 12 months from the filing date of this registration statement. See Note 12 – Subsequent Events for more details.

However, there can be no assurance that the Company will be successful in closing the Merger Agreement or securing additional capital. This raises substantial doubt about the Company’s ability to continue as a going concern.

If the Company is unsuccessful in closing the Merger Agreement or secure additional capital, the Company might (a) initiate cost reductions; (b) forego research and development opportunities; (c) seek extensions of time to fund its liabilities or (d) seek protection from creditors.

NOTE 2 GOING CONCERN

Going Concern

The accompanying financial statements have been prepared assuming that the Successor will continue as a going concern. As discussed below, the Company has sustained losses from operations and has an accumulated deficit. These conditions raise substantial doubt about the Successor’s ability to continue as a going concern for the next twelve months from the date on which the financial statements were available to be issued. Management’s plans in regard to these matters are also described below. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of December 31, 2019, the Company had a cash balance of $5,014,819 and an accumulated deficit of $10,941,526. During the year ended December 31, 2019, the Company incurred a net loss of $8,937,054 and used cash in operations of $9,800,291. Net cash used in operating activities during the year ended December 31, 2018 was $18,436,717 (including $16,285,693 during the Predecessor period).

During 2019, the Company received $7,808,250 cash proceeds from the sale of members’ equity, $437,500 in proceeds from investor deposits, and $850,000 in proceeds from the collection of subscription receivable. As of December 31, 2019, the Company expects to receive additional cash for capital call commitments of $3,858,750 (see Note 14 – Subsequent Events). The Company expects to have ongoing needs for significant working capital in order to fund research and development activities and expects to either (a) enter into a strategic transaction with a third party; (b) license its products to other companies for certain applications, or (c) raise additional funds through equity or debt financing. However, there can be no assurance that the Company will be successful in entering into a strategic transaction or securing additional capital. If the Company is unsuccessful in raising capital, the Company might (a) initiate cost reductions; (b) forego research and development opportunities; (c) seek extensions of time to fund its liabilities or (d) seek protection from creditors.